UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Jennison 20/20 Focus Fund
(f/k/a Jennison 20/20 Focus Fund)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	1/31/2011

Date of reporting period:	4/30/2010

Item 1.	Schedule of Investments

Prudential Jennison 20/20 Focus Fund

Schedule of Investments

as of April 30, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.4%
COMMON STOCKS
Aerospace & Defense 1.4%
274,240	Precision Castparts Corp.	$35,195,962

Beverages 2.1%
823,800	PepsiCo, Inc.	53,728,236

Biotechnology 1.0%
621,800	Gilead Sciences, Inc.(a)	24,666,806

Chemicals 2.6%
2,138,000	Dow Chemical Co. (The)	65,914,540

Commercial Services & Supplies 2.5%
1,877,900	Waste Management, Inc.(b)	65,125,572

Communications Equipment 2.2%
1,973,100	Juniper Networks, Inc.(a)(b)	56,055,771

Computers & Peripherals 8.5%
335,643	Apple, Inc.(a)	87,643,100
1,286,600	Hewlett-Packard Co.	66,864,602
1,827,400	NetApp, Inc.(a)(b)	63,355,958

		217,863,660
Diversified Consumer Services 2.9%
4,103,600	H&R Block, Inc.(b)	75,136,916

Energy Equipment & Services 2.8%
993,000	Schlumberger Ltd.(b)	70,920,060

Food & Staples Retailing 2.6%
2,972,500	Kroger Co. (The)	66,078,675

Food Products 5.3%
1,310,315	Bunge Ltd.(b)	69,381,179

2,750,600	ConAgra Foods, Inc.	67,307,182

		136,688,361
Healthcare Equipment & Supplies 3.9%
314,750	Alcon, Inc.	49,056,935
1,068,600	Baxter International, Inc.	50,459,292

		99,516,227
Healthcare Providers & Services 2.4%
1,045,800	Medco Health Solutions, Inc.(a)	61,618,536

Internet & Catalog Retail 2.1%
403,500	Amazon.com, Inc.(a)(b)	55,303,710

Internet Software & Services 4.1%
112,500	Google, Inc. (Class A Stock)(a)	59,112,000
2,075,500	IAC/InterActiveCorp(a)(b)	46,532,710

		105,644,710
IT Services 4.7%
244,100	Mastercard, Inc. (Class A Stock)(b)	60,546,564
666,000	Visa, Inc. (Class A Stock)	60,093,180

		120,639,744
Media 4.8%
2,537,400	Liberty Global, Inc. (Class C Stock)(a)	68,712,792
1,577,218	Viacom, Inc. (Class B Stock)(a)	55,723,112

		124,435,904
Metals & Mining 4.9%
653,800	Freeport-McMoRan Copper & Gold, Inc.	49,381,514
1,383,600	Newmont Mining Corp.	77,592,288

		126,973,802
Multiline Retail 0.7%
624,800	Dollar General Corp.(a)	17,850,536

Multi-Utilities 2.8%
1,451,600	Sempra Energy	71,389,688

Oil, Gas & Consumable Fuels 13.2%
1,011,800	Anadarko Petroleum Corp.	62,893,488
905,500	Canadian Natural Resources Ltd.	69,669,170
713,500	Occidental Petroleum Corp.	63,258,910
1,701,400	Petroleo Brasileiro SA (Brazil)(ADR)	72,190,402
1,759,500	Southwestern Energy Co.(a)(b)	69,816,960

		337,828,930
Pharmaceuticals 4.1%
1,946,500	Sanofi-Aventis SA (France)(ADR)(a)(b)	66,395,115
664,400	Teva Pharmaceutical Industries Ltd. (Israel)(ADR)(b)	39,020,212

		105,415,327
Road & Rail 2.4%
821,100	Union Pacific Corp.	62,124,426

Semiconductors & Semiconductor Equipment 2.6%
7,380,900	Advanced Micro Devices, Inc.(a)	66,870,954

Software 7.9%
1,830,000	Adobe Systems, Inc.(a)	61,469,700
3,063,600	CA, Inc.	69,880,716
4,285,000	Symantec Corp.(a)	71,859,450

		203,209,866
Specialty Retail 1.9%
2,024,800	Staples, Inc.	47,643,544

	Total long-term investments (cost $2,124,103,925)	2,473,840,463

SHORT-TERM INVESTMENT 13.7%
Affiliated Money Market Mutual Fund
352,316,840	Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $352,316,840; includes $256,323,026 of cash collateral received for securities on loan)(c)(d)	352,316,840

	Total Investments 110.1% (cost $2,476,420,765)(e)	2,826,157,303
	Liabilities in excess of other assets (10.1%)	(260,180,130)

	Net Assets 100.0%	$2,565,977,173

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $244,408,862; cash collateral of $256,323,026 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 2,517,378,037	$365,321,014	$(56,541,748)	$308,779,266

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,473,840,463	$—	$—
Affiliated Money Market Mutual Fund	352,316,840	—	—
Other Financial Instruments*	—	—	—

Total	$2,826,157,303	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund did not have any significant transfers between Level 1 and Level 2 during the reporting period.

As of April 30, 2010 and January 31, 2010, the Fund did not use any significant unobservable inputs (Level 3) in determing the value of investments.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2 (the “Portfolio”). The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison 20/20 Focus Fund (f/k/a Jennison 20/20 Focus Fund)

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	June 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	June 24, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	June 24, 2010

*	Print the name and title of each signing officer under his or her signature.